CONNER & WINTERS

TULSA

Henry G. Will

Joseph J. McCain, Jr.

Lynnwood R. Moore, Jr.

Robert A. Curry

Steven W. McGrath

D. Richard Funk

Randolph L. Jones, Jr.

P. David Newsome, Jr.

J. Ronald Petrikin

Larry B. Lipe

James E. Green, Jr.

Martin R. Wing

John W. Ingraham

Andrew R. Turner

Gentra Abbey Sorem

R. Kevin Redwine

Tony W. Haynie

Bruce W. Freeman

David R. Cordell

John N. Hove

C. Raymond Patton, Jr.

Paul E. Braden

Robert J. Melgaard

P. Scott Hathaway
Lawrence A. Hall

Timothy T. Trump

Mark E. Dreyer

Nancy E. Vaughn

Gregory D. Renberg

Mark D. Berman

Katherine G. Coyle

Rebecca S. Woodward

Beverly K. Smith

Melodie Freeman-Burney

R. Richard Love, III

Robert D. James

Stephen R. Ward

Jeffrey R. Schoborg

Anne B. Sublett

J. Ryan Sacra

Katy Day Inhofe

Jason S. Taylor

Julia Forrester-Sellers

Melinda L. Kirk

P. Bradley Bendure

Kathryn J. Kindell

Cara M. Hair

Alissa A. Hurley

Heather Holt Bilderback

P. Joshua Wisley

Debra R. Stockton

ATTORNEYS & COUNSELORS AT LAW

Conner & Winters, P.C.

3700 First Place Tower

15 East Fifth Street

Tulsa, Oklahoma 74103-4344

918-586-5711

Fax 918-586-8982

www.cwlaw.com

______________

Writer’s Direct Number

918-586-5691

Writer’s Fax Number

918-586-8548

Writer’s E-mail Address

lmoore@cwlaw.com

OF COUNSEL

William G. von Glahn

Bob F. McCoy

OF COUNSEL EMERITUS

John E. Barry

James R. Ryan

Russell H. Harbaugh, Jr.

David O. Cordell

OKLAHOMA CITY

Irwin H. Steinhorn

John W. Funk

Jared D. Giddens

Kiran A. Phansalkar

Mitchell D. Blackburn

Mark H. Bennett

Bryan J. Wells

Laura L. McCasland

John E. Gatliff II

Justin T. King

J. Dillon Curran

William M. Lewis

OF COUNSEL

Peter B. Bradford

Shelia L. Darling

NORTHWEST ARKANSAS

John R. Elrod*

Greg S. Scharlau

Terri Dill Chadick

Vicki Bronson*

Todd P. Lewis*

OF COUNSEL

Charles E. Scharlau*

SANTA FE, NEW MEXICO

OF COUNSEL

Douglas M. Rather

JACKSON, WYOMING

Randolph L. Jones, Jr.

WASHINGTON, D.C.

G. Daniel Miller*

OF COUNSEL

Erica L. Summers*

__________________

Benjamin C. Conner

      1879-1963

John M. Winters, Jr.

      1901-1989

*Not Admitted in Oklahoma

September 15, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jameson Inns, Inc. Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Jameson Inns, Inc. (the “Company”), submitted herewith for filing with your office under the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, is a complete Registration Statement on Form S-3 including exhibits, covering 2,000,000 shares of common stock of the Company to be offered in connection with the Jameson Inns, Inc. Stock Awards Program which is described in the Registration Statement.

The registration fee of $462 is available in the Jameson Inns, Inc. account with the lock box depository as provided in Rule 3a of the Commission’s Rules Relating to Informal and Other Procedures.

September 14, 2004

If you have any questions, please do not hesitate to call me at (918) 586-5691.

Yours very truly,

/S/ LYNNWOOD R. MOORE, JR.
Lynnwood R. Moore, Jr.

Enclosures

Cc: Jameson Inns, Inc.